UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 119.6%
Corporate — 6.8%
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	$655	$397,624
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	2,925	3,265,646
Series B, 5.60%, 11/01/34	2,430	2,760,650
New Jersey EDA, Refunding RB, United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,974,120
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	5,036,486
		16,434,526
County/City/Special District/School District — 14.4%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	1,470	1,736,320
City of Margate City New Jersey, GO, Refunding, Improvement, New Jersey:
5.00%, 1/15/26	1,200	1,398,972
5.00%, 1/15/27	845	978,079
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/34	1,925	2,061,482
City of Perth Amboy New Jersey, Refunding, GO (AGM), 5.00%, 7/01/33	1,575	1,694,968
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,739,985
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,575,718
5.50%, 10/01/29	5,085	6,747,032
Gloucester County Improvement Authority, RB, County Guaranteed Loan - County Capital Program, 5.00%, 4/01/38	1,000	1,087,480
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,326,656
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,013

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
County/City/Special District/School District (concluded)
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC) (concluded):
5.00%, 12/01/16	$5	$5,013
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,176,755
Newark Housing Authority, Refunding RB, Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,898,604
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project, 5.00%, 5/01/42	2,835	3,212,452
		34,644,529
Education — 18.5%
New Jersey EDA, RB:
MSU Student Housing Project, 5.88%, 6/01/42	1,500	1,706,190
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,932,951
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,470,079
New Jersey EDA, Refunding RB, Series GG, 5.25%, 9/01/27	3,000	3,533,820
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,291,118
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,741,054
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,060,520
Kean University, Series A, 5.50%, 9/01/36	4,500	5,136,210
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,404,138
Ramapo College, Series B, 5.00%, 7/01/37	155	175,958
Ramapo College, Series B, 5.00%, 7/01/42	340	385,971
Rider University, Series A, 5.00%, 7/01/32	1,000	1,104,240
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,077,416
University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	1,300	1,664,715

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	$1,625	$2,021,792
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1A, 5.00%, 12/01/25	1,010	1,121,171
Series 1A, 5.00%, 12/01/26	640	706,003
Series 1A, 5.25%, 12/01/32	900	995,805
Series A, AMT, 5.75%, 12/01/29	4,045	4,564,378
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	4,320	4,944,586
Rutgers - The State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	500	575,590
		44,613,705
Health — 13.8%
New Jersey EDA, RB, Masonic Charity Foundation of New Jersey:
5.25%, 6/01/24	1,425	1,455,395
5.25%, 6/01/32	685	699,440
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,500	2,560,550
5.80%, 11/01/31	1,000	1,021,520
New Jersey Health Care Facilities Financing Authority, RB:
Childrens Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,578,115
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	2,022,813
Meridian Health, Series I (AGC), 5.00%, 7/01/38	970	1,045,825
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,778,075
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,994,392
Barnabas Health, Series A, 5.00%, 7/01/25	265	306,512
Barnabas Health, Series A, 5.63%, 7/01/32	1,090	1,236,714
Barnabas Health, Series A, 5.63%, 7/01/37	3,030	3,417,325
Kennedy Health System, 5.00%, 7/01/31	750	841,305
Meridian Health System, 5.00%, 7/01/23	500	598,905
Meridian Health System, 5.00%, 7/01/25	1,000	1,164,480

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Meridian Health System, 5.00%, 7/01/26	$830	$958,584
Meridian Health System, 5.00%, 7/01/27	1,000	1,148,020
Robert Wood Johnson, 5.00%, 7/01/31	1,000	1,106,030
South Jersey Hospital, 5.00%, 7/01/36	385	399,819
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,709,020
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	4,361,836
		33,404,675
Housing — 7.3%
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.55%, 11/01/43	2,880	2,999,549
S/F Housing, Series U, AMT, 4.95%, 10/01/32	555	579,154
S/F Housing, Series U, AMT, 5.00%, 10/01/37	765	793,389
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,090	1,121,784
S/F Housing, Series X, AMT, 5.05%, 4/01/18	295	325,963
S/F Housing, Series CC, 5.00%, 10/01/34	2,215	2,399,820
Series A, 4.75%, 11/01/29	2,305	2,492,166
Series A, 6.50%, 10/01/38	815	846,687
Series A, AMT (NPFGC), 4.90%, 11/01/35	1,365	1,374,555
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	4,505	4,679,434
		17,612,501
State — 28.4%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.60%, 11/01/23 (a)	1,860	1,418,734
CAB, Series B, 3.19%, 11/01/28 (a)	4,540	2,779,569
Election of 2005, Series A, 5.80%, 11/01/15 (b)	2,500	2,831,375
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,497,640

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	$12,500	$13,102,500
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,500	1,708,560
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,470	1,673,124
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (b)	5,800	6,285,344
School Facilities Construction, Series P, 5.00%, 9/01/15	3,000	3,313,860
School Facilities Construction, Series P, 5.25%, 9/01/15 (b)	2,710	3,018,425
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,665	4,247,772
Series Y, 5.00%, 9/01/33	880	987,193
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	440	503,972
5.00%, 6/15/28	720	815,738
5.00%, 6/15/29	1,760	1,977,800
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,471,180
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,130,980
School Facilities, Series GG, 5.25%, 9/01/26	7,000	8,305,360
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,512,497
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	4,200	4,755,366
5.25%, 6/15/28	1,100	1,240,129
		68,577,118
Transportation — 27.0%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,535	1,713,367
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (c)	4,870	4,687,911
Series E, 5.25%, 1/01/40	2,525	2,827,445
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 1/01/35	1,000	1,126,420
Series B, 5.00%, 1/01/30	2,660	3,086,584
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A (AGC), 5.63%, 12/15/28	1,250	1,491,538

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
CAB, Series C (AMBAC), 4.63%, 12/15/35 (a)	$4,140	$1,469,741
Series A, 6.00%, 6/15/35	6,030	7,364,499
Series A, 5.88%, 12/15/38	3,650	4,314,482
Series A, 6.00%, 12/15/38	1,950	2,324,556
Series A, 5.50%, 6/15/41	6,000	7,031,760
Series A, 5.00%, 6/15/42	1,000	1,110,490
Series A (AGC), 5.50%, 12/15/38	1,000	1,153,890
Series B, 5.00%, 6/15/42	7,340	8,139,840
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,181,650
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	280,790
JFK International Air Terminal, 6.00%, 12/01/42	2,700	3,161,322
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 152nd Series, 5.75%, 11/01/30	3,300	3,839,715
Consolidated, 152nd Series, 5.25%, 11/01/35	240	264,326
Consolidated, 172nd Series, 5.00%, 10/01/34	1,500	1,701,810
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	1,075	1,243,926
5.00%, 11/01/29	575	662,797
		65,178,859
Utilities — 3.4%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.13%, 9/01/31 (a)	6,000	2,835,420
Union County Utilities Authority, Refunding RB, Series A:
County Deficiency Agreement, Series A, 5.00%, 6/15/41	4,115	4,717,148
Covanta Union, Series A, AMT, 5.25%, 12/01/31	670	748,383
		8,300,951
Total Municipal Bonds in New Jersey		288,766,864

Puerto Rico — 6.0%
State — 6.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	6,000	6,438,120
6.00%, 8/01/42	4,000	4,378,240

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	$3,320	$3,655,187
Total Municipal Bonds in Puerto Rico		14,471,547
Total Municipal Bonds – 125.6%		303,238,411

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New Jersey — 29.6%
Education — 1.0%
Rutgers State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	2,009	2,312,713
State — 7.4%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	7,369,853
New Jersey EDA, RB, School Facilities Construction:
6.00%, 12/15/18 (b)	1,800	2,143,638
6.00%, 12/15/34	1,800	2,143,638
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/29 (e)	5,232	6,092,713
		17,749,842
Transportation — 15.3%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	9,886,426
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.25%, 6/15/36 (e)	5,000	5,712,700
Transportation System, Series A (AGM), 5.00%, 12/15/32	4,100	4,639,601
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	12,635,550

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$3,764	$4,145,183
		37,019,460
Utilities — 5.9%
Union County Utilities Authority, Refunding LRB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	12,820	14,319,812
Total Municipal Bonds in New Jersey		71,401,827

Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	2,220	2,405,215
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 30.6%		73,807,042
Total Long-Term Investments (Cost – $343,777,246) – 156.2%		377,045,453

	Shares
Short-Term Securities
BIF New Jersey Municipal Money Fund 0.00% (f)(g)	2,519,270	2,519,270
Total Short-Term Securities (Cost – $2,519,270) – 1.0%		2,519,270
Total Investments (Cost - $346,296,516*) – 157.2%		379,564,723
Other Assets Less Liabilities – 1.9%		4,818,179
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.8)%		(40,684,982)
VRDP Shares, at Liquidation Value – (42.3)%		(102,200,000)
Net Assets Applicable to Common Shares – 100.0%		$241,497,920
* As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$306,126,091
Gross unrealized appreciation		$33,619,931
Gross unrealized depreciation		(845,638)
Net unrealized appreciation		$32,774,293

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 6/15/19 to 9/01/20, is $14,347,588.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF New Jersey Municipal Money Fund	1,495,608	1,023,662	2,519,270	—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(225)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$30,005,859	$(304,581)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$377,045,453	—	$377,045,453
Short-Term Securities	$2,519,270	—	—	2,519,270
Total	$2,519,270	$377,045,453	—	$379,564,723

1 See above Schedule of Investments for values in each sector or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(304,581)	—	—	$(304,581)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$297,000	—	—	$ 297,000
Liabilities:
TOB trust certificates	—	$ (40,664,339)	—	(40,664,339)
VRDP shares	—	(102,200,000)	—	(102,200,000)
Total	$297,000	$(142,864,339)	—	$(142,567,339)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2013	6

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield New Jersey Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield New Jersey Fund, Inc.

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield New Jersey Fund, Inc.

Date: June 24, 2013